Impairment of Goodwill and Other Non-Current Assets - Additional Information (Detail) ₽ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) Segment	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2018 RUB (₽)
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	₽ 0
Impairment loss recognised in profit or loss	2,899	₽ 3,897	₽ 1,804
Carrying value of the property, plant and equipment	₽ 75,509	81,345	179,264	₽ 189,879
Percentage decrease in future planned revenue	5.00%
Reversal of impairment	₽ 1,257		2,611
Right-of-use assets	12,412	12,840	17,728	₽ 10,112
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Excess of recoverable amount over carrying amount	₽ 1,278
Bratsk Ferroalloy Plant (BFP) [member] | Cash Generating Unit Assumptions Basis One [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of increase in discount rate	3.20%
Bratsk Ferroalloy Plant (BFP) [member] | Cash Generating Unit Assumptions Basis One [member] | Ferrosilicon [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in sales prices	2.40%
Bratsk Ferroalloy Plant (BFP) [member] | Cash Generating Unit Assumptions Basis Two [member] | Ferrosilicon [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in sales prices	4.60%
Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	3
Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	5
Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Number of cash generating units | Segment	2
Korshunov mining plant KMP [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	₽ 1,391	505	549
Carrying value of the property, plant and equipment and right-of-use assets acquired in 12m ended	0	0	0
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss			727
Reversal of impairment	1,257
Carrying value of the property, plant and equipment and right-of-use assets and mineral licenses			702
Bratsk Ferroalloy Plant (BFP) [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment	1,257
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment			2,611
Izhstal [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Reversal of impairment			2,611
Property plant and equipment right-of-use assets			4,199
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	2,152
Carrying value of the property, plant and equipment	₽ 0
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in sales prices	2.80%
Excess of recoverable amount over carrying amount	₽ 11,428
Yakutugol [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss		3,324	3,139
Additional Impairment of goodwill	₽ 2,376
Percentage decrease in sales prices	3.40%
Excess of recoverable amount over carrying amount	₽ 5,059
Goodwill		₽ 6,935	₽ 10,259
Urals Stampings Plant (USP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage decrease in sales prices	2.00%
Excess of recoverable amount over carrying amount	₽ 2,807
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss recognised in profit or loss	613
Right-of-use assets	₽ 0
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	2.70%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	3.90%